Income Taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

9.Income taxes

(a)Amounts recognized in profit or loss

	Year ended 31 December
US$ thousand	2023	2022
Current income tax expense	—	—
	—	—

Deferred tax benefit
Origination and reversal of temporary differences	(15,006)	—
	(15,006)	—
Total income tax benefit	(15,006)	—

9.Income taxes (continued)

(b)Reconciliation of income tax expense

	Year ended 31 December
US$ thousand	2023	2022
Loss before income tax for the year	(159,560)	(24,970)
Total tax benefit	(15,006)	—
Loss after income tax	(144,554)	(24,970)

Tax using the statutory rate of 30% (2022 – nil%)	—	—
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 – Cayman Island nil%)	(47,868)	—
Tax rate differential	16,792	—
Non-deductible expenses	16,070	—
Income tax benefit	(15,006)	—

(c)Movement in deferred tax balances

		Acquired
		through	Recognized
	Net balance	business	in profit or	Net balance	Deferred tax	Deferred tax
US$ thousand	at 1 January 2023	combination	loss	at 31 December 2023	assets	liabilities
Inventories	—	491	(5,162)	(4,671)	—	(4,671)
Property, plant and equipment	—	(148,782)	447	(148,335)	—	(148,335)
Lease liability	—	151	4,591	4,742	4,742	—
Provisions	—	12,111	49	12,160	12,160	—
Tax losses	—	—	7,618	7,618	7,618	—
Other	—	—	7,463	7,463	7,463	—
Net tax assets/(liabilities)	—	(136,029)	15,006	(121,023)	31,983	(153,006)

The Jersey parent entity is subject to a tax rate of 0% under the Jersey tax regime and thus no income tax is recorded.

All wholly owned Australian controlled entities are part of a Multiple Entry Tax Consolidated Group (MEC Group), with MAC Australia as the provisional head company. All other Eligible Tier 1 companies in the MEC Group are dormant. As a consequence, all members of the MEC Group are taxed as a single entity. The MEC Group is referred to below as MAC-Sub.

As at and for the year ended 31 December 2022, the Group was considered to be an exempted Cayman Islands company with connection to Australia via MAC-Sub as a taxable jurisdiction. MAC-Sub was a dormant entity as at and during the year ended 31 December 2022 and the Group was therefore not subject to income taxes or income tax filing requirements in the Cayman Islands or United States for financial year ended on 31 December 2022. MAC-Sub as an Australian tax resident company was required to notify the Australian Taxation Office that it was dormant, did not have taxable income and was not required to lodge a tax return for the year ended 31 December 2022 and did so in the time required. As such, the Group’s tax provision was zero as at 31 December 2022.

Unrecognized deferred tax assets and liabilities

MAC-Sub does not have any unrecognized deferred tax assets or liabilities.

9.Income taxes (continued)

Tax losses carried forward

MAC-Sub has income tax losses of $25,392 thousand for the year ended 31 December 2023. These tax losses have no expiry. To the extent to which it has tax losses, it will need to satisfy certain tests in order to be able to utilize those tax losses in future years. A deferred tax asset has been recognized on the tax losses to offset the deferred tax liability arising from the inventory and property, plant and equipment.

Income tax judgements and contingent tax liabilities

The Group does not have any contingent tax liabilities or uncertain tax positions for the year ended 31 December 2023.